MassMutual Transitions SelectSM

MassMutual EvolutionSM

MassMutual Transitions®

MassMutual Artistry

Panorama Passage®

Panorama Premier

Supplement dated August 26, 2005

to the Prospectuses dated May 1, 2005

(For Panorama Passage and MassMutual Artistry certificates issued in New York and for Panorama Premier certificates issued in New York and New Jersey the term “contract” in this supplement should be read as “certificate”.)

Notice of Intent to Substitute Funds

On June 24, 2005, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company on their own behalf and on behalf of certain registered separate accounts* filed an application with the Securities and Exchange Commission (SEC) seeking an SEC order approving our request to replace certain funds (“replaced funds”) we offer through your variable annuity contract with substitute funds (“replacement funds”). There is no assurance that the SEC will issue the order we requested or that, if issued, it will be issued in the form we requested.

Why We Are Proposing The Substitutions. As a result of the substitutions, MassMutual will become investment adviser to many of the funds we offer. This will allow us to act more quickly and efficiently to protect the interests of those invested in these funds if the investment strategy changes or the management team or performance of one or more of the sub-advisers does not meet expectations. Additionally, the substitution will simplify compliance, accounting and auditing and, generally, allow us to administer your contract more efficiently.

Next Steps. If the SEC issues an order to permit the substitutions, to the extent required by law, we will obtain approval of the proposed changes from the state insurance departments in certain jurisdictions.

If the necessary regulatory authorities approve our proposed changes, the following will occur:

•	We will notify you of the effective date for the substitutions.

•	We will provide detail regarding the replaced funds and the replacement funds (names, objectives, etc.).

•	Prior to the substitution date, we will notify you of a window period during which we will allow you to transfer out of a replaced fund without incurring any applicable transfer fee and without being subject to certain transfer restrictions.

•	Prior to the substitution date, you may revise any instructions you have on file with us so that those instructions no longer reference a replaced fund (instructions may include those for systematic transfer programs, withdrawal programs, purchase payment allocations, etc.).

•	On the substitution date, any contract value you have in a replaced fund will be moved to the applicable replacement fund.

•	On the substitution date, any reference to a replaced fund that appears in instructions you have on file with us will be replaced with reference to the applicable replacement fund.

If we cannot obtain all of the necessary regulatory approvals, we will notify you that the proposed substitutions will not be implemented.

Description Of Proposed Changes. We are seeking to replace some of the funds available as investment choices through your variable annuity. The investment objective and policies of each replacement fund will be the same as or substantially similar to the investment objective and policies of the corresponding replaced fund. In our application to the SEC, we proposed to replace the following funds:

Proposed Funds to be Replaced

American Century VP Income & Growth Fund

American Century VP Value Fund

American Funds® Asset Allocation Fund (Class 2)

American Funds® Growth-Income Fund (Class 2)

Calvert Social Balanced Portfolio

Fidelity® VIP Growth Opportunities Portfolio (Service Class)1 a, b, c

Fidelity® VIP Growth Portfolio (Service Class)

Franklin Small Cap Value Securities Fund

Janus Aspen Balanced Portfolio (Service Shares and Institutional Shares)

Janus Aspen Forty Portfolio (Service Shares and Institutional Shares) (Prior to May 1, 2005, this fund was called Janus Aspen Capital Appreciation Portfolio.)

Janus Aspen Worldwide Growth Portfolio (Service Shares and Institutional Shares)

MFS® Investors Trust Series

MFS® New Discovery Series

Scudder VIT Small Cap Index Fund

T. Rowe Price Blue Chip Growth Portfolio

T. Rowe Price Equity Income Portfolio

T. Rowe Price Mid-Cap Growth Portfolio1 b, c

Templeton Foreign Securities Fund (Class 2)

1)	Not available in (a) MassMutual Transitions; (b) MassMutual Evolution; and (c) MassMutual Transitions Select.

Investment Objectives Of The Funds We Propose To Replace. For investment objectives of the funds we propose to replace, see the current fund prospectuses and applicable fund supplements that we have previously provided to you. Additionally, you can request the fund prospectuses and supplements by calling the Annuity Service Center (see number below).

*	The registered separate accounts are: C.M. Multi-Account A; Massachusetts Mutual Variable Annuity Separate Account 4; Panorama Separate Account; and Panorama Plus Separate Account.

If you have questions about this supplement please contact your registered representative or call the Annuity Service Center at (800) 272-2216 (press 2), Monday through Friday, between 8 a.m. and 8 p.m. Eastern Time.

MassMutual Transitions SelectSM

MassMutual EvolutionSM

MassMutual Transitions®

MassMutual Artistry

Panorama Passage®

Panorama Premier

Supplement dated August 26, 2005

to the Prospectuses dated May 1, 2005

(For Panorama Passage and MassMutual Artistry certificates issued in New York and for Panorama Premier certificates issued in New York and New Jersey the term “contract” in this supplement should be read as “certificate”.)

1. (does not apply to MassMutual Artistry) In the MassMutual Transitions Select and MassMutual Evolution prospectuses, in the “Investment Choices – The DCA Fixed Accounts” section, the paragraph “Allocating Purchase Payments” is deleted and replaced with the text below.

In the MassMutual Transitions, Panorama Passage and Panorama Premier prospectuses, in the “Investment Choices – DCA Fixed Accounts” section, the fourth paragraph is deleted and replaced with the text below.

How to Participate in the DCA Fixed Account. To participate in the DCA Fixed Account you must apply a new purchase payment of $5,000 or greater to a DCA Term or provide us with evidence satisfactory to us that you will apply $5,000 or more to a DCA Term via transfer(s) from another financial institution. Purchase payments which originate from an annuity contract issued by us or any of our affiliates cannot be allocated in a DCA Fixed Account. We reserve the right to reject purchase payments. You cannot transfer current contract values into the DCA Fixed Account. The first DCA transfer will occur 5 business days after we receive all or a portion of the purchase payment into the DCA Fixed Account.

Any portion of the sum to be applied to the DCA Fixed Account that we receive after the start of the DCA Term, will be added to the amount in the current DCA Term and will participate only in the remaining period of that DCA Term. You may apply additional purchase payments to the current DCA term. Those additional purchase payments will be added to the amount in the current DCA Term and will participate only in the remaining period of the current DCA Term.

We do not require a minimum transfer amount when you transfer funds out of the DCA Fixed Account. Therefore, where the statement “the minimum amount you can transfer is $250,” appears in the DCA Fixed Account section, it is deleted.

2. (does not apply to Panorama Passage) In the MassMutual Transitions Select, MassMutual Evolution, MassMutual Transitions, MassMutual Artistry and Panorama Premier prospectuses, the following text is added to the “Expenses” section, immediately above the heading “Free Withdrawals”:

Additionally, we will not impose a contingent deferred sales charge if you are 59 1/2 or older, and you apply your entire contract value:

•	to purchase a single premium immediate life annuity issued by us or one of our affiliates; or

•	to purchase a single premium immediate annuity certain, with payments guaranteed for 10 years or more, issued by us or one of our affiliates.

If you have questions about this supplement please contact your registered representative or call the Annuity Service Center at (800) 272-2216 (press 2), Monday through Friday, between 8 a.m. and 8 p.m. Eastern Time.